SUPPLEMENTAL OIL AND GAS DISCLOSURES (UNAUDITED) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Exploration costs	$ 165,789	$ 112,606	$ 43,466
Development costs	262,486	101,151	13,641
Costs incurred, acquisition of oil and gas properties, Total	1,002,009	843,728	159,077
Prc Williston Llc [Member]
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Acquisition costs	0	0	0
Exploration costs	0	0	1
Development costs	49	0	80
Costs incurred, acquisition of oil and gas properties, Total	$ 49	$ 0	$ 81